Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders' equity
Schedule of number of shares acquired in the context of the buy-back programs as well as the repurchased treasury stock

Treasury Stock

		Total number of shares
		purchased and retired as
		part of publicly
	Average price per	announced plans or	Total value of
Period	share	programs (1)	shares
	in €		in € THOUS

December 31, 2018	51.00	999,951	50,993
Purchase of Treasury Stock
March 2019	69.86	1,629,240	113,816
April 2019	72.83	1,993,974	145,214
May 2019	72.97	147,558	10,766
Repurchased Treasury Stock	71.55	3,770,772	269,796
Retirement of repurchased Treasury Stock
June 2019	71.55	3,770,772	269,796
Purchase of Treasury Stock
June 2019	67.11	504,672	33,870
July 2019	66.77	1,029,655	68,748
August 2019	57.53	835,208	48,050
September 2019	59.67	627,466	37,445
October 2019	57.85	692,910	40,084
November 2019	64.78	852,859	55,245
December 2019	63.85	564,908	36,067
Repurchased Treasury Stock	62.55	5,107,678	319,509
December 31, 2019	60.66	6,107,629	370,502

Purchase of Treasury Stock
January 2020	84.37	124,398	10,495
February 2020 (2)	249.10	25,319	6,307
March 2020	63.05	4,842,943	305,362
April 2020	63.07	694,813	43,824
Repurchased Treasury Stock	64.35	5,687,473	365,988
Retirement of repurchased Treasury Stock
December 2020	62.44	11,795,102	736,490
TOTAL	—	—	—

(1)	All shares purchased between May 12, 2016 and April 1, 2020 were purchased pursuant to the share purchase program authorized by the AGM resolution of May 12, 2016. The Company did not purchase any shares other than pursuant to such program.
(2)	The purchase price of the shares of the program beginning on June 17, 2019 is based on the volume weighted average price of the Company’s shares for the period and changes in the volume weighted average price resulted in retroactive adjustments to the purchase price, even if no shares were purchased. The February adjustment, in combination with a lower number of shares purchased, resulted in a particularly high average price per share for the month